Commitments And Contingencies (Schedule Of Future Annual Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Motor Vehicles, Buildings And Other Equipment [Member]
Operating Leased Assets [Line Items]
2014	$ 2,072
2015	1,443
2016	862
2017	481
2018	202
Thereafter	361
Treatment Plants [Member]
Operating Leased Assets [Line Items]
2014	494
2015	531
2016	531
2017	531
2018	531
Thereafter	$ 3,100